Subordinated liabilities - Undated and dated (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 355	£ 308
Dated subordinated liabilities	12,404	16,033
Total subordinated liabilities	£ 12,759	£ 16,341	£ 18,156